Related Party Balance and Transactions - Schedule of Related Parties Transactions (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 HKD ($)
Galaxy Accounting & Tax Services Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	Mr. Lao and Mr. Kenneth But being the directors	Mr. Lao and Mr. Kenneth But being the directors
Nature of transactions	Amount due from a related party	Amount due from a related party
Related party’s transactions, amount	$ 20,000	$ 2,570
Noah Trust (Asia) Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	Mr. Kenneth But being one of its directors	Mr. Kenneth But being one of its directors
Nature of transactions	Payroll outsourcing service fee income	Payroll outsourcing service fee income
Related party’s transactions, amount	$ 3,000	$ 385	$ 3,000
Nebula 360 Services Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	Raymond, brother of Mr. Lao, being the director	Raymond, brother of Mr. Lao, being the director
Nature of transactions	Referral service fee income	Referral service fee income
Related party’s transactions, amount	$ 60,925	$ 7,828	6,455
Nebula 360 Services Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	Raymond, brother of Mr. Lao, being the director	Raymond, brother of Mr. Lao, being the director
Nature of transactions	Employment service fee expense	Employment service fee expense
Related party’s transactions, amount	$ 23,384	$ 3,000	$ 23,357